LEASES - Schedule of Maturities of Lease Liabilities (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Operating Leases
2026	$ 3,435
2027	2,502
2028	2,457
2029	2,458
2030	2,465
2031 and thereafter	4,463
Total undiscounted lease payments	17,780
Imputed interest	3,449
Present value of lease liabilities	$ 14,331